FAIR VALUE MEASUREMENTS (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) dividend	Dec. 31, 2022 USD ($)
FAIR VALUE MEASUREMENTS
Cash held in the Trust Account	$ 32,430,440		$ 32,430,440		$ 31,440,528	$ 234,364,451
Change in fair value of warrant liabilities	(932,500)	$ 186,500	(1,119,000)	$ (186,500)	0	$ 7,516,000
Estimated fair value
FAIR VALUE MEASUREMENTS
Fair value of the convertible promissory notes	$ 0		$ 0		$ 0
Dividend yield
FAIR VALUE MEASUREMENTS
Convertible debt, measurement input	0		0		0